Balance Sheet - USD ($)	Mar. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Stockholders' equity:
Total stockholders' equity	$ 790,345		$ 520,665	$ 918,471
Mann- India Technologies Private Limited [Member]
Current assets:
Cash	1,210		808	6,998
Accrued revenue	7,954		7,193	24,680
Accounts receivable, less allowance	593,592		483,225	489,648
Other current assets	166,496		134,901	285,637
Total current assets	769,252		626,127	806,963
Property and equipment, net	72,055		85,421	129,840
Intangible assets, net	1,043,930		1,075,654	1,340,718
Operating lease right-of-use assets	579,446
Restricted cash	248,706		195,339	143,153
Long-term investments	42,914		42,716
Other assets	38,548		38,370	105,965
Total Non current assets	2,025,599		1,437,500	1,719,676
Total assets	2,794,851		2,063,627	2,526,639
Current liabilities:
Accounts payable and accrued expenses	158,473		159,807	130,825
Accrued payroll and related benefits	274,677		272,574	392,344
Current portion of operating lease liabilities	117,545
Cash overdraft	593,496		480,385	515,784
Short term debt	62,238		305,305	221,359
Current portion of long term debt and capital lease obligations	8,957	[1]	8,957	20,386
Deferred revenue			442	2,815
Other current liabilities	67,610		62,656	18,753
Total current liabilities	1,282,996		1,290,126	1,302,266
Long term debt and capital lease obligation, less current portion	22,339	[1]	23,730
Other liabilities	3,342		3,327
Accrued payroll and related benefits- long term	85,816		81,525	109,734
Operating lease liabilities, less current portion	467,662
Deferred tax liabilities, net - long-term	142,351		144,254	196,168
Total non- current liabilities	721,510		252,836	305,902
Total liabilities	2,004,506		1,542,962	1,608,168
Stockholders' equity:
Common stock	52,092		44,901	44,901
Additional paid-in capital	1,002,875		786,437	786,437
Retained earnings	(282,290)		(318,397)	10,015
Accumulated other comprehensive income	17,668		7,724	77,118
Total stockholders' equity	790,345		520,665	918,471
Noncontrolling interest
Total stockholders' equity	790,345		520,665	918,471
Total liabilities and stockholders' equity	$ 2,794,851		$ 2,063,627	$ 2,526,639

[1]	Car loan taken from bank is secured against the hypothecation of Car purchased. Loans are payable as per payment schedules as per the loan agreements.